Note 8 - Debt (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Convertible Debt [Table Text Block]
	December 31, 2025	December 31, 2024
2023 Convertible Notes	$-	$4,160
2024 Convertible Notes	-	10,746
2025 Senior Secured Note	5,448	-
Less: unamortized debt discount	-	(78)

Subtotal	5,448	14,828

Less: Current portion	(5,448)	(14,828)

Debt, net of current portion	$-	$-

Accrued cumulative interest:	$-	$725